Intangible Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	¥ 1,483,968,000	¥ 954,144,000	$ 229,315
Pre-tax discount rate	12.37%	13.32%
Estimated revenue growth rate	0.00%	10.00%
Pre-tax discount rate that would result in an impairment	13.58%	14.79%	13.58%
Increase decrease in impairment charge	25.94%	4.53%
Estimation of future business projection	In 2019 and 2020, the Group performs an impairment test on the development costs that are not available for use. No impairment has been identified. The recoverable amount was determined based on its value in use using the discounted cash flow approach. Cash flows were projected based on historical growth, past experience and management best estimation of future business outlook. In 2019, the Group used 10 years forecast and in 2020, in view of current speed of technological change, management shortened the projection period to eight years. Both the 2019 and 2020 cash flow forecasts were based on the updated financial budgets approved by the senior management with no terminal value.
Pre-tax discount rate applied to cash flow projection	20.05%	14.13%	20.05%
Long term rates used to extrapolate the budget	6.00%	5.70%	6.00%
Percentage decrease in demand that would result in an impairment	13.99%	17.57%	13.99%
Long term growth rate that would result in an impairment	3.60%	2.40%	3.60%
Payment for trademark license fee		¥ 169,800,000
Capitalized developemnt costs gross	¥ 1,483,968,000	¥ 954,144,000	$ 229,315
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	5.00%	10.00%
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Estimated revenue growth rate	10.00%	15.00%
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Pre-tax discount rate applied to cash flow projection	12.37%	13.32%	12.37%
Impairment on goodwill	¥ 0
Technology development cost [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount	530,800,000	¥ 366,700,000	$ 82,000	¥ 10,100,000
Capitalized developemnt costs gross	¥ 1,093,400,000		$ 169,000
Jining Yuchai Engine Company Limited [member]
Disclosure of detailed information about intangible assets [line items]
Intangible asset, carrying amount				¥ 10,100,000